SCHEDULE OF MINIMUM FUTURE COMMITMENTS (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Leases
2022	$ 2,030,772
2023	2,090,820
2024	31,850
2025	20,550
2026	1,300
Total Minimum Lease Payments	4,175,292
Less: Imputed Interest	(428,794)
Present Value of Lease Payments	3,746,498
Less: Current Portion	(1,715,726)
Long Term Portion	$ 2,030,722